Investments - Changes in Equity Attributable to Intelsat and Equity Attributable to Noncontrolling Interests (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule Of Changes In Equity Including Portion Attributable To Noncontrolling Interest [ Line Items]
Beginning Balance	$ (1,312,090)	$ (1,147,959)
Net income (loss)	(251,993)	(147,555)
Dividends paid to noncontrolling interests	(8,671)	(8,838)
Mark to market adjustment for redeemable noncontrolling interest		(7,663)
Initial public offering, net of costs	542,796
Change in classification of certain equity awards	18,899
Share-based compensation	28,553	6,825
Declaration of preferred stock dividend	(10,196)
Postretirement/pension liability adjustment	57,283	(7,288)
Other comprehensive income	752	388
Ending Balance	(934,667)	(1,312,090)
Intelsat S.A. Shareholders' Deficit [Member]
Schedule Of Changes In Equity Including Portion Attributable To Noncontrolling Interest [ Line Items]
Beginning Balance	(1,357,760)	(1,198,885)
Net income (loss)	(255,680)	(151,137)
Mark to market adjustment for redeemable noncontrolling interest		(7,663)	15,090
Initial public offering, net of costs	542,796
Change in classification of certain equity awards	18,899		56,760
Share-based compensation	28,553	6,825	2,775
Declaration of preferred stock dividend	(10,196)
Postretirement/pension liability adjustment	57,283	(7,288)	(35,080)
Other comprehensive income	752	388
Ending Balance	(975,353)	(1,357,760)	(1,198,885)
Noncontrolling Interest [Member]
Schedule Of Changes In Equity Including Portion Attributable To Noncontrolling Interest [ Line Items]
Beginning Balance	45,670	50,926
Net income (loss)	3,687	3,582
Dividends paid to noncontrolling interests	(8,671)	(8,838)	(1,375)
Ending Balance	$ 40,686	$ 45,670	$ 50,926